Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock	Additional Paid-In Capital	Preferred Stock	Statutory Reserve	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Dec. 31, 2019	$ 170,118	$ 6,453,048		$ 34,720	$ (6,380,682)	$ (4,048)	$ 273,156
Balance (in Shares) at Dec. 31, 2019	1,701,181,423
Net income (loss)					4,968,070		4,968,070
Foreign currency translation adjustment						329,795	329,795
Statutory reserve				31,191	(31,191)		65,911
Balance at Dec. 31, 2020	$ 170,118	6,453,048		65,911	(1,443,803)	325,747	5,571,021
Balance (in Shares) at Dec. 31, 2020	1,701,181,423
Net income (loss)					966,636		966,636
Foreign currency translation adjustment						24,465	24,465
Balance at Mar. 31, 2021	$ 170,118	6,453,048		65,911	(477,167)	350,212	6,562,122
Balance (in Shares) at Mar. 31, 2021	1,701,181,423
Balance at Dec. 31, 2020	$ 170,118	6,453,048		65,911	(1,443,803)	325,747	5,571,021
Balance (in Shares) at Dec. 31, 2020	1,701,181,423
Net income (loss)							1,296,228
Balance at Sep. 30, 2021	$ 170,118	6,453,048		65,911	(147,575)	388,783	6,930,285
Balance (in Shares) at Sep. 30, 2021	1,701,181,423
Balance at Dec. 31, 2020	$ 170,118	6,453,048		65,911	(1,443,803)	325,747	5,571,021
Balance (in Shares) at Dec. 31, 2020	1,701,181,423
Net income (loss)					1,086,400		1,086,400
Foreign currency translation adjustment						104,193	104,193
Statutory reserve							65,911
Balance at Dec. 31, 2021	$ 170,118	6,453,048		65,911	(357,403)	429,940	6,761,614
Balance (in Shares) at Dec. 31, 2021	1,701,181,423
Balance at Mar. 31, 2021	$ 170,118	6,453,048		65,911	(477,167)	350,212	6,562,122
Balance (in Shares) at Mar. 31, 2021	1,701,181,423
Net income (loss)					122,041		122,041
Foreign currency translation adjustment						41,517	41,517
Balance at Jun. 30, 2021	$ 170,118	6,453,048		65,911	(355,126)	391,729	6,725,680
Balance (in Shares) at Jun. 30, 2021	1,701,181,423
Net income (loss)					207,551		207,551
Foreign currency translation adjustment						(2,946)	(2,946)
Balance at Sep. 30, 2021	$ 170,118	6,453,048		65,911	(147,575)	388,783	6,930,285
Balance (in Shares) at Sep. 30, 2021	1,701,181,423
Balance at Dec. 31, 2021	$ 170,118	6,453,048		65,911	(357,403)	429,940	6,761,614
Balance (in Shares) at Dec. 31, 2021	1,701,181,423
Net income (loss)					391,173		391,173
Foreign currency translation adjustment						(5,135)	(5,135)
Balance at Mar. 31, 2022	$ 170,118	6,453,048		65,911	33,770	424,805	7,147,652
Balance (in Shares) at Mar. 31, 2022	1,701,181,423
Balance at Dec. 31, 2021	$ 170,118	6,453,048		65,911	(357,403)	429,940	6,761,614
Balance (in Shares) at Dec. 31, 2021	1,701,181,423
Net income (loss)							625,024
Statutory reserve							65,911
Balance at Sep. 30, 2022	$ 170,118	6,453,048		65,911	267,621	64,181	7,020,879
Balance (in Shares) at Sep. 30, 2022	1,701,181,423
Balance at Mar. 31, 2022	$ 170,118	6,453,048		65,911	33,770	424,805	7,147,652
Balance (in Shares) at Mar. 31, 2022	1,701,181,423
Net income (loss)					265,850		265,850
Foreign currency translation adjustment						(231,781)	(231,781)
Balance at Jun. 30, 2022	$ 170,118	6,453,048		65,911	299,620	193,024	7,181,721
Balance (in Shares) at Jun. 30, 2022	1,701,181,423
Net income (loss)					(31,999)		(31,999)
Foreign currency translation adjustment						(128,843)	(128,843)
Balance at Sep. 30, 2022	$ 170,118	$ 6,453,048		$ 65,911	$ 267,621	$ 64,181	$ 7,020,879
Balance (in Shares) at Sep. 30, 2022	1,701,181,423